Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
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Basis of Preparation
Basis of Preparation

The Consolidated Financial Statements of CRH plc have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board.
CRH plc, the Parent Company, is a publicly traded limited company incorporated and domiciled in the Republic of Ireland.
The Consolidated Financial Statements, which are presented in US Dollar millions, have been prepared under the historical cost convention as modified by the measurement at fair value of share-based payments, retirement benefit obligations and certain financial assets and liabilities including derivative financial instruments.
The accounting policies set out below have been applied consistently by all of the Group’s subsidiaries, joint ventures and associates to all periods presented in the Consolidated Financial Statements.
In accordance with Section 304 of the Companies Act 2014, the Company is availing of the exemption from presenting its individual profit and loss account to the Annual General Meeting and from filing it with the Registrar of Companies.

Climate Change and Carbon Reduction Targets
Climate Change and Carbon Reduction Targets

In August 2021, the Group announced that its carbon emissions reduction target of 520kg of CO
2
per tonne of cementitious material was being brought forward from 2030 to 2025. Climate change risks including the impact of achieving this target have been considered and assessed in the preparation of the Consolidated Financial Statements for the year ended 31 December 2021. The table below provides details of where further information has been provided in these Consolidated Financial Statements.

In early 2022, the Group adopted a new target of a 25% reduction in CO
2
emissions (Scope 1 and Scope 2) by 2030 compared to 2020 levels. The Science Based Targets initiative (SBTi) has approved our science-based emissions reduction target. The Group’s assessment is that the impact of the adoption of this target will be consistent with the impact of the 2025 targets on the estimates, judgements and assumptions set out in the relevant disclosures referenced above.
In line with the application of our accounting policies, estimates and underlying assumptions are reviewed on an ongoing basis as we continue to develop and implement our strategy to meet the 2030 targets.

Change in presentation currency
Change in presentation currency

As outlined in our 2020 Annual Report and Form 20-F, on 28 February 2020, the Group announced that with effect from 1 January 2020 it would be changing the currency in which it presents its financial results from euro to US Dollar. Within our current portfolio of businesses, our euro denominated earnings, while sizeable, are a relatively lower proportion of overall earnings. To reduce the potential for foreign exchange volatility in our future reported earnings, the Board determined that, with effect from 1 January 2020, CRH will present its results in US Dollar. Given the current composition of the Group’s activities, this change is expected to reduce the impact of currency movements on reported results.

Adoption of IFRS and International Financial Reporting Interpretations Committee (IFRIC) interpretations
Adoption of IFRS and International Financial Reporting Interpretations Committee (IFRIC) interpretations

The following standard amendments became effective for the Group as of 1 January 2021:

•	Amendments to IFRS 9
Financial
Instruments
, IAS 39
Financial
Instruments
: Recognition and
measurement
, IFRS 7
Financial
Instruments
: Disclosures
, IFRS 4
Insurance Contracts
and IFRS 16
Leases
– Interest Rate Benchmark Reform – Phase 2. The amendments did not result in a material impact on the Group’s results
The following standard amendment was issued in March 2021 effective for annual reporting periods beginning on or after 1 April 2021 with earlier application permitted:

•	Amendments to IFRS 16 – COVID-19-Related Rent Concessions beyond 30 June 2021. The amendment was adopted effective 1 January 2021 and did not result in a material impact on the Group’s results

Key Accounting Policies which involve Estimates, Assumptions and Judgements
Key Accounting Policies which involve Estimates, Assumptions and Judgements

The preparation of the Consolidated Financial Statements in accordance with IFRS requires management to make certain estimates, assumptions and judgements that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Management believes that the estimates, assumptions and judgements upon which it relies are reasonable based on the information available to it at the time that those estimates, assumptions and judgements are made. In some cases, the accounting treatment of a particular transaction is specifically dictated by IFRS and does not require management’s judgement in its application.
Management considers that their use of estimates, assumptions and judgements in the application of the Group’s accounting policies are inter-related and therefore discuss them together below with the major sources of estimation uncertainty and significant judgements separately identified.
Estimates and underlying assumptions are reviewed on an ongoing basis. Changes in accounting estimates may be necessary if there are changes in the circumstances or experiences on which the estimate was based or as a result of new information.
The critical accounting policies, which involve significant estimates, assumptions or judgements, the actual outcome of which could have a material impact on the Group’s results and financial position outlined below, are as follows:
Impairment of goodwill and property, plant and equipment – Notes 13 and 14

Goodwill
In the year in which a business combination is effected and where some or all of the goodwill allocated to a particular cash-generating unit (CGU) arose in respect of that combination, the CGU is tested for impairment prior to the end of the relevant annual period.
Goodwill is subject to impairment testing on an annual basis and at any time during the year if an indicator of impairment is considered to exist.
Where the carrying value exceeds the estimated recoverable amount (being the greater of fair value less costs of disposal and value-in-use),
an impairment loss is recognised by writing down goodwill to its recoverable amount.

Major sources of estimation uncertainty: Projected EBITDA (as defined)* margin, long-term growth and pre-tax discount rates

The impairment testing process requires management to make significant judgements and estimates regarding the future cash flows expected to be generated by CGUs to which goodwill has been allocated. In assessing value-in-use,
the net cash flow forecasts (reflecting revenue forecasts,
projected EBITDA
(as defined)* margin
and other cash flow movements) are extrapolated using
long-term growth rates
to determine the basis for an annuity-based terminal value. Future cash flows, including the terminal value, are discounted to their present value using a pre-tax
discount rate
that reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted. The estimates of future cash flows exclude cash inflows or outflows attributable to financing activities and income tax. Future cash flows relating to the eventual disposal of these CGUs and other factors may also be relevant to determine the recoverable amount of goodwill. Management periodically evaluates and updates the estimates based on the conditions which influence these variables.

The assumptions and conditions for determining impairments of goodwill reflect management’s best assumptions and estimates, but these items involve inherent uncertainties described above, many of which are not under management’s control. As a result, the accounting for such items could result in different estimates or amounts if management used different assumptions or if different conditions occur in future accounting periods.

A detailed discussion of the impairment methodology applied, key assumptions used and related sensitivity analyses by the Group in the context of goodwill is provided in note 14 to the Consolidated Financial Statements.

The recoverable amount of goodwill is determined by reference to the CGU to which the goodwill has been allocated. Impairment losses arising in respect of goodwill are not reversed once recognised.
Goodwill relating to associates and joint ventures is included in the carrying amount of the investment and is neither amortised nor individually tested for impairment. Where indicators of impairment of an investment arise in accordance with the requirements of IAS 36
Impairment of Assets
, the carrying amount is tested for impairment by comparing its recoverable amount with its carrying amount.
Property, plant and equipment
The carrying values of items of property, plant and equipment are reviewed for indicators of impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that the carrying values may not be recoverable.
Property, plant and equipment assets are reviewed for potential impairment by applying a series of external and internal indicators specific to the assets under consideration. These indicators encompass macroeconomic issues including the inherent cyclicality of the building materials sector, actual obsolescence or physical damage, a deterioration in forecast performance in the internal reporting cycle and restructuring and rationalisation programmes.
Where the carrying value exceeds the estimated recoverable amount (being the greater of fair value less costs of disposal and value-in-use),
an impairment loss is recognised by writing down the assets to their recoverable amount. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined by reference to the CGU to which the asset belongs.
In assessing
value-in-use,
the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU for which the future cash flow estimates have not been adjusted. The estimates of future cash flows exclude cash inflows or outflows attributable to financing activities and income tax.
Retirement benefit obligations – Note 28

Costs arising in respect of the Group’s defined contribution pension schemes are charged to the Consolidated Income Statement in the period in which they are incurred. The Group has no legal or constructive obligation to pay further contributions in the event that the fund does not hold sufficient assets to meet its benefit commitments.
The liabilities and costs associated with the Group’s defined benefit pension schemes (both funded and unfunded) are assessed either on the basis of the attained age, the projected unit credit, the current unit credit or the aggregate cost methods by professionally qualified actuaries and are arrived at using actuarial assumptions based on market expectations at the balance sheet date.

Major sources of estimation uncertainty: Discount rates

The assumptions underlying the actuarial valuations (including discount rates
, rates of increase in future compensation levels, mortality rates and healthcare cost trends), from which the amounts recognised in the Consolidated Financial Statements are determined, are updated annually based on current economic conditions and for any relevant changes to the terms and conditions of the pension and post-retirement plans. These assumptions can be affected by (i) for the discount rate
, changes in the rates of return on high-quality corporate bonds; (ii) for future compensation levels, future labour market conditions and (iii) for healthcare cost trend rates, the rate of medical cost inflation in the relevant regions. The weighted average actuarial assumptions used and sensitivity analysis in relation to the significant assumptions employed in the determination of pension and other post-retirement liabilities are contained in note 28 to the Consolidated Financial Statements.

The assumptions that are the most significant to the measurement of retirement benefit obligations are the discount rates
. The
discount rates
employed in determining the present value of the schemes’ liabilities are determined by reference to market yields at the balance sheet date on high-quality corporate bonds of a currency and term consistent with the currency and term of the associated post-employment benefit obligations.

Whilst management believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect the obligations and expenses recognised in future accounting periods. The assets and liabilities of defined benefit pension schemes may exhibit significant period-on-period
volatility attributable primarily to changes in bond yields and longevity.

In addition to future service contributions, significant cash contributions may be required to remediate past service deficits.
The net surplus or deficit arising on each of the Group’s defined benefit pension schemes, are shown either within non-current
assets or
non-current
liabilities in the Consolidated Balance Sheet. The deferred tax impact of pension scheme surpluses and deficits is disclosed separately within deferred tax assets or liabilities as appropriate. Remeasurements, comprising actuarial gains and losses and the return on plan assets (excluding net interest), are recognised immediately in the Consolidated Balance Sheet with a corresponding debit or credit to retained earnings through other comprehensive income in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.
The defined benefit pension asset or liability in the Consolidated Balance Sheet comprises the total for each plan of the present value of the defined benefit obligation less the fair value of plan assets out of which the obligations are to be settled directly. Plan assets are assets that are held by a long-term employee benefit fund or qualifying insurance policies. Fair value is based on market price information and, in the case of published quoted securities; it is the published bid price. The value of any defined benefit asset is limited to the present value of any economic benefits available in the form of refunds from the plan and reductions in the future contributions to the plan.
The Group’s obligation in respect of post-employment healthcare and life assurance benefits represents the amount of future benefit that employees have earned in return for service in the current and prior periods. The obligation is computed on the basis of the projected unit credit method and is discounted to present value using a discount rate equating to the market yield at the balance sheet date on high-quality corporate bonds of a currency and term consistent with the currency and estimated term of the post-employment obligations.
Provisions for liabilities – Note 26

A provision is recognised when the Group has a present obligation (either legal or constructive) as a result of a past event, it is probable that a transfer of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Significant judgement:

Judgement is required in determining whether the Group has a present obligation and whether it is probable that an outflow of economic benefits will be required to settle this obligation. This judgement is applied to information available at the time of determining the liability including but not limited to judgements around interpretations of legislation, regulations, case law and insurance contracts depending on the nature of the provision.
Where the Group anticipates that a provision will be reimbursed, the reimbursement is recognised as a separate asset only when it is virtually certain that the reimbursement will arise. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation.
The increase in the provision due to the passage of time is recognised as an interest expense. Contingent liabilities arising on business combinations are recognised as provisions if the contingent liability can be reliably measured at its acquisition date fair value. Provisions are not recognised for future operating losses. Management is not aware of any potential changes to key assumptions that have a significant risk of causing a material adjustment to the carrying value of provisions within the next financial year; however due to the nature of some of our provisions, estimates may depend on the outcome of future events and need to be revised as circumstances change in future accounting periods. Refer to note 26 for the expected timing of outflows by provisions category.
Environmental and remediation provisions
The measurement of environmental and remediation provisions is based on an evaluation of currently available facts with respect to each individual site and considers factors such as existing technology, currently enacted laws and regulations and prior experience in remediation of sites. Inherent uncertainties exist in such evaluations primarily due to unknown conditions, changing governmental regulations and legal standards regarding liability, the protracted length of the clean-up
periods and evolving technologies.
The environmental and remediation liabilities provided for in the Consolidated Financial Statements reflect the judgement applied by management in respect of information available at the time of determining the liability and are adjusted periodically as remediation efforts progress or as additional technical or legal information becomes available.
The impact of climate change and policy risks and uncertainties as set out on pages 118 and 235 on environmental and remediation provisions has been considered, specifically the impact on timing and extent of costs and cash outflows. Changes to legislation, including those relating to climate change, are factored into the assessment of provisions when the legislation is virtually certain to be enacted. The Group’s 2025 carbon emissions target of 520kg of CO
2
per tonne of cementitious
material is also considered in these judgements. The measurement of our provisions is based on reasonable and supportable assumptions that represent management’s current best estimate of the range of economic conditions that will exist in the foreseeable future. These assumptions do not have a significant risk of resulting in a material adjustment to the carrying value of these provisions within the next financial year and therefore do not represent a major source of estimation uncertainty.
Due to the inherent uncertainties described above, many of which are not under management’s control, actual costs and cash outflows could differ if management used different assumptions or if different conditions occur in future accounting periods.
Legal contingencies
The status of each significant claim and legal proceeding in which the Group is involved is reviewed by management on a periodic basis and the Group’s potential financial exposure is assessed. If the potential loss from any claim or legal proceeding is considered probable, and the amount can be reliably estimated, a liability is recognised for the estimated loss.
Because of the uncertainties inherent in such matters, the related provisions are based on the best information available at the time; the issues taken into account by management and factored into the assessment of legal contingencies include, as applicable, the status of settlement negotiations, interpretations of contractual obligations, prior experience with similar contingencies/claims, and advice obtained from legal counsel and other third parties. As additional information becomes available on pending claims, the potential liability is reassessed and revisions are made to the amounts accrued where appropriate. Such revisions in the judgements and estimates of the potential liabilities could have an impact on the results of operations and financial position of the Group in future accounting periods.
Insurance provisions
Insurance provisions are subject to actuarial valuation and are based on actuarial triangulations which are extrapolated from historical claims experience. These provisions include claims which are classified as “incurred but not reported”, the status of which are reviewed periodically by management, in conjunction with appropriately qualified advisors. Changes in actuarial methodologies and assumptions, along with the receipt of new information, could have an impact on the financial position of the Group through recognition of additional, or release of, provisions in future accounting periods.

Basis of consolidation
Basis of consolidation

The Consolidated Financial Statements include the financial statements of the Parent Company and all subsidiaries drawn up to 31 December each year, and the Group’s share of the results of joint ventures and associates which are accounted for using the equity method. The financial year-ends of the Group’s subsidiaries, joint ventures and associates are coterminous.
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. A change in the ownership interest of a subsidiary without a change in control is accounted for as an equity transaction.
When the Group holds less than the majority of voting rights, other facts and circumstances including contractual arrangements that give the Group power over the investee may result in the Group controlling the investee. The Group reassesses whether it controls an investee if, and when, facts and circumstances indicate that there are changes to the elements evidencing control.
Non-controlling
interests represent the portion of the equity of a subsidiary not attributable either directly or indirectly to the Parent Company and are presented separately in the Consolidated Income Statement and within equity in the Consolidated Balance Sheet, distinguished from Parent Company shareholders’ equity. Acquisitions of non-controlling
interests are accounted for as transactions with equity holders in their capacity as equity holders and therefore no goodwill is recognised as a result of such transactions. On an acquisition by acquisition basis, the Group recognises any non-controlling
interest in the acquiree either at fair value or at the
non-controlling
interest’s proportionate share of the acquiree’s net assets.
Investments in associates and joint ventures – Note 15
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of an entity, but is not control or joint control over those policies.
A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of the arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.
The Group’s investments in its associates and joint ventures are accounted for using the equity method from the date significant influence/joint control is deemed to arise until the date on which significant influence/joint control ceases to exist or when the interest becomes classified as an asset held for sale.
The Consolidated Income Statement reflects the Group’s share of result after tax of the related associates and joint ventures. Investments in associates and joint ventures are carried in the Consolidated Balance Sheet at cost adjusted in respect of post-acquisition changes in the Group’s share of net assets, less any impairment in value. Loans advanced to associates or joint ventures form part of the net investment in the associate or joint venture held on the Consolidated Balance Sheet. The Group applies IFRS 9, including the impairment requirements, to these loans as the equity method does not apply. If necessary, impairment losses on the carrying amount of an investment are reported within the Group’s share of equity accounted investments’ results in the Consolidated Income Statement. If the Group’s share of losses exceeds the carrying amount of an associate or joint venture, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred obligations in respect of the associate or joint venture.
Joint operations
A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement.
The Group’s investments in its joint operations are accounted for by recognising its assets and its liabilities, including its share of any assets or liabilities held jointly; its share of the revenue from the sale of the output by the joint operation; and its expenses, including its share of any expenses incurred jointly.

Revenue recognition
Revenue recognition – Note 1

The Group recognises revenue in the amount of the price expected to be received for goods and services supplied at a point in time or over time, as contractual performance obligations are fulfilled and control of goods and services passes to the customer. It excludes trade discounts and value-added tax/sales tax.
Revenue derived from sale of goods (sources other than construction contracts)
The Group manufactures and supplies a diverse range of building materials and products. Whilst there are a number of different activities across the Group; recognition of revenue from the sale of goods is similar; being at the point in time when control is deemed to pass to the customer upon leaving a CRH premises or upon delivery to a customer depending on the terms of the sale. Contracts do not contain multiple performance obligations (as defined by IFRS 15
Revenue from Contracts with Customers
).
Across the Group, goods are often sold with discounts or rebates based on cumulative sales over a period. This variable consideration is only recognised when it is highly probable that it will not be subsequently reversed and is recognised using the most likely amount or expected value methods, depending on the individual contract terms. In the application of appropriate revenue recognition, judgement is exercised by management in the determination of the likelihood and quantum of such items based on experience and historical trading patterns.
The Group is deemed to be a principal to an arrangement when it controls a promised good or service before transferring them to a customer and accordingly recognises revenue on a gross basis. Where the Group is determined to be an agent to a transaction, based on the principle of control; the net amount retained after the deduction of any costs to the principal is recognised as revenue.
Within the
non-construction
contract businesses no element of financing is deemed present as transactions are all made with average credit terms (usually 90 days), consistent with market practice.
Revenue derived from construction contracts
The Group enters into a number of construction contracts, to complete large construction projects. Contracts usually commence and complete within one year and are generally fixed price.
The Group typically recognises revenue within its construction contract businesses over time, as it performs its obligations. Management believe this best reflects the transfer of control to the customer by providing a faithful depiction of primarily the enhancement of a customer controlled asset or the construction of an asset with no alternative use. The percentage-of-completion
method is used to recognise revenue when the outcome of a contract can be estimated reliably. The percentage-of-completion
is calculated using an input method and based on the proportion of contract costs incurred at the balance sheet date relative to the total estimated costs of the contract. In all of our construction contract arrangements the Group has an enforceable right to payment for work and performance obligations completed to date.
Some of the Group’s construction contracts may contain forms of variable consideration that can either increase or decrease the transaction price. Variable consideration is estimated based on the most likely amount or expected value methods (depending on the contract terms) and the transaction price is adjusted to the extent it is highly probable that a significant reversal of revenue recognised will not occur.
In some instances revenue is recognised in the period subsequent to the contracted work being completed when there is final certainty over the remaining element of variable consideration.
Recognition of contract assets and liabilities
In our construction contract businesses, amounts are billed as work progresses in accordance with pre-agreed
contractual terms. When a performance obligation is satisfied but a customer has not yet been billed this is recognised as a contract asset (unbilled revenue) and included within Trade and Other Receivables (note 17). Retentions (representing the percentage of consideration due which is retained by the customer until certain contractual activities are completed) are also a common feature of construction contracts and are recognised as a contract asset within Trade and Other Receivables when we have a right to consideration in exchange for the completion of the contract. Retentions are consistent with industry norms and the purpose of these is not to provide a form of financing. Apart from retentions, the Group does not have any construction contracts where the period between the transfer of the promised goods to the customer and payment by the customer exceeds one year. As a consequence, the Group applies the practical expedient in IFRS 15 and does not adjust any of its transaction prices for the time value of money.
When consideration is received in advance of work being performed, or we have billed an amount to a customer that is in excess of revenue recognised on the contract; this is recognised as a contract liability within Trade and Other Payables (note 18); and the revenue is generally recognised in the subsequent period when the right to recognise revenue has been determined. As a result, advance payments received for construction contract arrangements are not considered a significant form of financing.
Cumulative costs incurred, net of amounts transferred to cost of sales, after deducting onerous provisions, provisions for contingencies and payments on account not matched with revenue, are included as construction contract balances in inventories (note 16). Cost includes all expenditure directly related to specific projects and an allocation of fixed and variable overheads incurred in the Group’s contract activities based on normal operating capacity. The Group’s contracts generally are for a duration of less than one year and therefore the Group does not capitalise incremental contract costs; instead expensing as incurred, as permitted by the practical expedient under IFRS 15.
Onerous contracts and warranties
When a contract is identified as being onerous (i.e. its unavoidable cost exceeds the economic benefit of the contract), a provision is created; being the lower of costs to complete the contract and the cost of exiting the contract. The Group recognises a provision for assurance-type (standard) warranties offered across the Group under its terms and conditions in accordance with IAS 37
Provisions, Contingent Liabilities and Contingent Assets
. The Group provides assurance-type warranties for general repairs and does not typically provide service-type (extended) warranties.

Segment reporting
Segment reporting – Note 2

Operating segments are reported in a manner consistent with the internal organisational and management structure and the internal reporting information provided to the Chief Operating Decision Maker who is responsible for allocating resources and assessing performance of the operating segments.

Assets and liabilities held for sale
Assets and liabilities held for sale – Note 3

Non-current
assets and disposal groups classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell.
Non-current
assets and disposal groups are classified as held for sale if their carrying amounts will be recovered through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within 12 months from the date of classification as held for sale.
Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. The Group ceases to use the equity method of accounting from the date on which an interest in a joint venture or associate becomes held for sale.
Non-current
assets classified as held for sale and liabilities directly associated with those assets are presented separately as current items in the Consolidated Balance Sheet.

Discontinued operations
Discontinued operations – Note 3

Discontinued operations are reported when a component of the Group, that represents a separate major line of business or geographical area of operation, has been disposed of, or when a sale is highly probable; its operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Group and is classified as held for sale or has been disposed of. The Group classifies a non-current
asset or disposal group as held for sale if its carrying value will be recovered through a sales transaction or distribution to shareholders rather than continuing use.
In the Consolidated Income Statement, discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations. Corresponding notes to the Consolidated Income Statement exclude amounts for discontinued operations, unless stated otherwise.

Share-based payments
Share-based payments – Note 8

The Group operates a number of equity-settled share-based payment plans. Details of these plans, together with the nature of the underlying market and non-market
performance and other vesting conditions are outlined in note 8. The Group has no material exposure in respect of cash-settled share-based payment transactions and share-based payment transactions with cash alternatives.
Awards under Performance Share Plans
25% of the awards under the 2014 Performance Share Plan are subject to a TSR (and hence market-based) vesting condition measured against a tailored sector peer group. Accordingly, the fair value assigned to the related equity instruments at the grant date is derived using a Monte Carlo simulation technique to model the market-based performance conditions; and is adjusted to reflect the anticipated likelihood as at the grant date of achieving the vesting condition. Awards are treated as vesting irrespective of whether or not the market condition is satisfied, provided that all other performance and/or service conditions are satisfied.
The remaining awards granted under the 2014 Performance Share Plan are subject to non-market-based
vesting conditions; 50% are subject to a cumulative cash flow target and 25% are subject to a RONA metric. The fair value of the awards is calculated as the market price of the shares at the date of grant. No expense is recognised for awards that do not ultimately vest. At the balance sheet date the estimate of the level of vesting is reviewed and any adjustment necessary is recognised in the Consolidated Income Statement.

If awards which vest under the 2014 Performance Share Plan are allotted to an Employee Benefit Trust, an increase in nominal share capital and share premium are recognised accordingly on allotment.
Savings-related Share Option Scheme
The fair values assigned to options under the Savings-related Share Option Scheme are derived in accordance with the trinomial valuation methodology on the basis that the services to be rendered by employees as consideration for the granting of share options will be received over the vesting period, which is assessed as at the grant date.
The cost is recognised, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognised at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The Consolidated Income Statement expense/credit for a period represents the movement in cumulative expense recognised at the beginning and end of that period. The cumulative charge to the Consolidated Income Statement is reversed only where an employee in receipt of share options leaves service prior to completion of the expected vesting period and those options forfeit in consequence.
Where an award is cancelled, it is treated as if it is vested on the date of cancellation, and any expense not yet recognised for the award is recognised immediately. This includes any award where non-vesting
conditions within the control of either the Company or the employee are not met. All cancellations of awards are treated equally.
The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.
The dilutive effect of outstanding options is reflected as additional share dilution in the determination of diluted earnings per share.

Taxation – current and deferred
Taxation – current and deferred – Notes 10 and 27

Current tax represents the expected tax payable (or recoverable) on the taxable profit for the year using tax rates enacted for the period. Where items are accounted for outside of profit or loss, the related income tax is recognised either in other comprehensive income or directly in equity as appropriate.
Deferred tax is recognised using the liability method on temporary differences arising at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. In addition, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. For the most part, no provision has been made for temporary differences applicable to investments in subsidiaries and joint ventures as the Group is in a position to control the timing of reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. However, a temporary difference has been recognised to the extent that specific assets have been identified for sale or where there is a specific intention to unwind the temporary difference in the foreseeable future. Due to the absence of control in the context of associates (significant influence only), deferred tax liabilities are recognised where appropriate in respect of CRH’s investments in these entities on the basis that the exercise of significant influence would not necessarily prevent earnings being remitted by other shareholders in the undertaking.
Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled. Deferred tax assets and liabilities are not subject to discounting. Deferred tax assets are recognised in respect of all deductible temporary differences, carry-forward of unused tax credits and unused tax losses to the extent that it is probable that taxable profits will be available against which the temporary differences can be utilised. The carrying amounts of deferred tax assets are subject to review at each balance sheet date and are reduced to the extent that future taxable profits are considered to be inadequate to allow all or part of any deferred tax asset to be utilised.
The Group’s income tax charge is based on reported profit and enacted statutory tax rates, which reflect various allowances and reliefs available to the Group in the multiple tax jurisdictions in which it operates. The determination of the Group’s provision for income tax requires certain judgements and estimates in relation to matters where the ultimate tax outcome may not be certain. The recognition or non-recognition
of deferred tax assets as appropriate also requires judgement as it involves an assessment of the future recoverability of those assets. In addition, the Group is subject to tax audits which can involve complex issues that could require extended periods to conclude, the resolution of which is often not within the control of the Group. Although management believes that the estimates included in the Consolidated Financial Statements and its tax return positions are reasonable, there is no certainty that the final outcome of these matters will not be different than that which is reflected in the Group’s historical income tax provisions and accruals. Whilst it is possible, the Group does not currently anticipate that any such differences could have a material impact on the income tax provision and profit for the period in which such a determination is made nor does it expect any significant impact on its financial position within the next 12 months. This is based on the Group’s knowledge and experience, as well as the profile of the individual components which have been reflected in the current tax liability, the status of the tax audits, enquiries and negotiations in progress at each year-end,
previous claims and any factors specific to the relevant tax environments.
Property, plant and equipment
Property, plant and equipment – Note 13

The carrying value of property, plant and equipment (excluding leased right-of-use
assets) of $17,938 million at 31 December 2021 represents 40% of total assets at that date. Property, plant and equipment are stated at cost less any accumulated depreciation and any accumulated impairments except for certain items that had been revalued to fair value prior to the date of transition to IFRS (1 January 2004).
Repair and maintenance expenditure is included in an asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenditure is charged to the Consolidated Income Statement during the financial period in which it is incurred.
Borrowing costs incurred in the construction of major assets which take a substantial period of time to complete are capitalised in the financial period in which they are incurred.
In the application of the Group’s accounting policy, judgement is exercised by management in the determination of residual values and useful lives.
Depreciation methods, useful lives and residual values are reviewed at each financial year-end.
Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the depreciation period or method as appropriate on a prospective basis.
Amongst other factors, consideration is given to climate change and policy risks and uncertainties as set out on pages 118 and 235 when determining the useful lives of assets. The determination of useful lives also considers the Group’s 2025 carbon emissions target of 520kg of CO
2
per tonne of cementitious material. Capital expenditure will continue to be required for ongoing projects and the useful lives of future capital expenditure may differ from current assumptions, however there were no significant changes in the estimates of useful lives during the current financial year.
Future developments in technology may also result in a risk of obsolescence for the Group’s current portfolio of plant and machinery assets, however the expected time-frame for these developments is not currently anticipated to impact their remaining useful lives as the majority of the Group’s plant and machinery assets will be fully depreciated within ten years.
Depreciation and depletion is calculated to write off the book value of each item of property, plant and equipment over its useful economic life on a straight-line basis at the following rates:
Land and buildings
The book value of mineral-bearing land, less an estimate of its residual value, is depleted over the period of the mineral extraction in the proportion which production for the year bears to the latest estimates of proven and probable mineral reserves. Land, other than mineral-bearing land, is not depreciated. In general, buildings are depreciated at 2.5% per annum (p.a.).
Plant and machinery
These are depreciated at rates ranging from 3.3% p.a. to 20% p.a. depending on the type of asset. Plant and machinery includes transport vehicles which are, on average, depreciated at 20% p.a.

Business combinations
Business combinations – Note 30

The Group applies the acquisition method in accounting for business combinations. The cost of an acquisition is measured as the aggregate of the consideration transferred (excluding amounts relating to the settlement of pre-existing
relationships), the amount of any
non-controlling
interest in the acquiree and, in a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously-held equity interest in the acquiree. Transaction costs that the Group incurs in connection with a business combination are expensed as incurred.
To the extent that settlement of all or any part of consideration for a business combination is deferred, the fair value of the deferred component is determined through discounting the amounts payable to their present value at the date of exchange. The discount component is unwound as an interest charge in the Consolidated Income Statement over the life of the obligation. Any contingent consideration is recognised at fair value at the acquisition date and included in the cost of the acquisition. The fair value of contingent consideration at acquisition date is arrived at through discounting the expected payment to present value. In general, in order for contingent consideration to become payable, pre-defined
profit and/or profit/net asset ratios must be exceeded. Subsequent changes to the fair value of the contingent consideration will be recognised in profit or loss unless the contingent consideration is classified as equity, in which case it is not remeasured and settlement is accounted for within equity.
The assets and liabilities arising on business combination activity are measured at their acquisition-date fair values. Contingent liabilities assumed in business combination activity are recognised as of the acquisition date, where such contingent liabilities are present obligations arising from past events and their fair value can be measured reliably. In the case of a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously-held equity interest in the acquiree is remeasured to fair value as at the acquisition date through profit or loss. When the initial accounting for a business combination is determined provisionally, any adjustments to the provisional values allocated to the consideration, identifiable assets or liabilities (and contingent liabilities, if relevant) are made within the measurement period, a period of no more than one year from the acquisition date.

Goodwill
Goodwill – Note 14

Goodwill arising on a business combination is initially measured at cost, being the excess of the cost of an acquisition over the fair value of the net identifiable assets and liabilities assumed at the date of acquisition and relates to the future economic benefits arising from assets which are not capable of being individually identified and separately recognised. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses. If the cost of the acquisition is lower than the fair value of the net assets of the subsidiary acquired, the identification and measurement of the related assets and liabilities and contingent liabilities are revisited and the cost is reassessed with any remaining balance recognised immediately in the Consolidated Income Statement.
The carrying amount of goodwill in respect of associates and joint ventures is included in investments accounted for using the equity method (i.e. within financial assets) in the Consolidated Balance Sheet.
Where a subsidiary is disposed of or terminated through closure, the carrying value of any goodwill of that subsidiary is included in the determination of the net profit or loss on disposal/termination.

Intangible assets (other than goodwill) arising on business combinations
Intangible assets (other than goodwill) arising on business combinations – Note 14

An intangible asset is capitalised separately from goodwill as part of a business combination at cost (fair value at date of acquisition).
Subsequent to initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. The carrying values of definite-lived intangible assets (the Group does not currently have any indefinite-lived intangible assets other than goodwill) are reviewed for indicators of impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that the carrying values may not be recoverable.
Intangible assets are amortised on a straight-line basis. In general, based on the current composition of definite-lived intangible assets, the useful lives for customer-related intangible assets range from five to fifteen years and the useful lives for marketing related intangible assets range from ten to twenty years.
Amortisation periods, useful lives, expected patterns of consumption and residual values are reviewed at each financial year-end.
Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortisation period or method as appropriate on a prospective basis.

Leases
Leases – Notes 13 and 20

The Group enters into leases for a range of assets, principally relating to property. These property leases have varying terms, renewal rights and escalation clauses, including periodic rent reviews linked with a consumer price index and/or other indices. The Group also leases plant and machinery, vehicles and equipment. The terms and conditions of these leases do not impose significant financial restrictions on the Group.
A contract contains a lease if it is enforceable and conveys the right to control the use of a specified asset for a period of time in exchange for consideration, which is assessed at inception. A right-of-use
asset and lease liability are recognised at the commencement date for contracts containing a lease, with the exception of leases with a term of 12 months or less which do not contain a purchase option, leases where the underlying asset is of low value and leases with associated payments that vary directly in line with usage or sales. The commencement date is the date at which the asset is made available for use by the Group.
The lease liability is initially measured at the present value of the future lease payments, discounted using the incremental borrowing rate or the interest rate implicit in the lease, if this is readily determinable, over the remaining lease term. Lease payments include fixed payments less any lease incentives receivable, variable payments that are dependent on a rate or index known at the commencement date, amounts expected to be paid under residual value guarantees and any payments for an optional renewal period and purchase and termination option payments, if the Group is reasonably certain to exercise those options. The lease term is the non-cancellable
period of the lease adjusted for any renewal or termination options which are reasonably certain to be exercised. Variable lease payments that do not depend on an index or a rate and rentals relating to low value or short-term leases are recognised as an expense in the period in which they are incurred. Management applies judgement in determining whether it is reasonably certain that a renewal, termination or purchase option will be exercised.
Incremental borrowing rates are calculated using a portfolio approach, based on the risk profile of the entity holding the lease and the term and currency of the lease.
After initial recognition, the lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments or when the Group changes its assessment of whether it is reasonably certain to exercise an option within the contract. A corresponding adjustment is made to the carrying amount of the right-of-use
asset.
The
right-of-use
asset is initially measured at cost, which comprises the lease liability adjusted for any payments made at or before the commencement date, initial direct costs incurred, lease incentives received and an estimate of the cost to dismantle or restore the underlying asset or the site on which it is located at the end of the lease term. The right-of-use
asset is depreciated over the lease term or, where a purchase option is reasonably certain to be exercised, over the useful economic life of the asset in line with depreciation rates for owned property, plant and equipment. The right-of-use
asset is tested periodically for impairment if an impairment indicator is considered to exist.
Non-lease
components in a contract such as maintenance and other service charges are separated from lease payments and are expensed as incurred.

Inventories
Inventories – Note 16

Inventories are stated at the lower of cost and net realisable value. Cost is based on the first-in/first-out
principle (and weighted average, where appropriate) and includes all expenditure incurred in acquiring the inventories and bringing them to their present location and condition. Raw materials are valued on the basis of purchase cost on a first-in/first-out
basis. In the case of finished goods and
work-in-progress,
cost includes direct materials, direct labour and attributable overheads based on normal operating capacity and excludes borrowing costs.
Net realisable value is the estimated proceeds of sale less all further costs to completion, and less all costs to be incurred in marketing, selling and distribution. Estimates of net realisable value are based on the most reliable evidence available at the time the estimates are made, taking into consideration fluctuations of price or cost directly relating to events occurring after the end of the period, the likelihood of short-term changes in buyer preferences, product obsolescence or perishability (all of which are generally low given the nature of the Group’s products) and the purpose for which the inventory is held.
Climate change and policy risks and uncertainties as set out on pages 118 and 235 may also result in additional costs, changes to selling prices or product obsolescence impacting the valuation of inventories in future years. There were no material write-downs of inventories required in this regard during the current financial year.
Materials and other supplies held for use in the production of inventories are not written down below cost if the finished goods, in which they will be incorporated, are expected to be sold at or above cost.

Trade and other receivables
Trade and other receivables – Note 17

The classification of financial assets depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows.
The Group’s principal financial assets are its trade and other receivables (including contract assets). Trade and other receivables are recognised when the Group becomes a party to the contract and has a legal right to receive cash. Trade receivables (including contract assets) are carried at original invoice amount, which is equivalent to amortised cost, less an expected credit loss provision. Further details on the approach the Group applies to providing for expected credit losses is outlined in note 17.

Cash and cash equivalents
Cash and cash equivalents – Note 23

Cash and cash equivalents comprise cash balances held for the purpose of meeting short-term cash commitments and investments which are readily convertible to a known amount of cash and are subject to an insignificant risk of change in value. Cash and cash equivalents are classified as financial assets measured at amortised cost or, in the case of certain money market deposits, fair value through profit or loss.
Bank overdrafts are included within current interest-bearing loans and borrowings in the Consolidated Balance Sheet. Where the overdrafts are repayable on demand and form an integral part of cash management, they are netted against cash and cash equivalents for the purposes of the Consolidated Statement of Cash Flows.

Interest-bearing loans and borrowings
Interest-bearing loans and borrowings – Note 24

All loans and borrowings are initially recorded at the fair value of the consideration received net of directly attributable transaction costs. The computation of amortised cost includes any issue costs and any discount or premium materialising on settlement. Subsequent to initial recognition, current and non-current
interest-bearing loans and borrowings are, in general, measured at amortised cost employing the effective interest methodology. Fixed rate loans and borrowings, which have been hedged to floating rates (using interest rate swaps), are measured at amortised cost adjusted for changes in value attributable to the hedged risks arising from changes in underlying market interest rates.
Borrowing costs arising on financial instruments are recognised as an expense in the period in which they are incurred (unless capitalised as part of the cost of property, plant and equipment).

Derivative financial instruments and hedging practices
Derivative financial instruments and hedging practices – Note 25

In order to manage interest rate, foreign currency and commodity risks and to realise the desired currency profile of borrowings, the Group employs derivative financial instruments (principally interest rate swaps, currency forwards and currency swaps). Derivative financial instruments are recognised initially at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. The carrying value of derivatives is fair value based on discounted future cash flows and adjusted for counterparty risk. Future floating rate cash flows are estimated based on future interest rates (from observable yield curves at the end of the reporting period). Fixed and floating rate cash flows are discounted at future interest rates and translated at period-end
foreign exchange rates. Short dated forward foreign exchange contracts are used to hedge the forward foreign exchange risk on currency exposures. The forward price elements to these contracts are excluded from the hedge.
At the inception of a derivative transaction, the Group documents the relationship between the hedged item and the hedging instrument together with its risk management objective and the strategy underlying the proposed transaction. The Group also documents its assessment, both at the inception of the hedging relationship and subsequently on an ongoing basis, of the effectiveness of the hedging instrument in offsetting movements in the fair values or cash flows of the hedged items. Where derivatives do not fulfil the criteria for hedge accounting, changes in fair values are reported in the Consolidated Income Statement and Consolidated Balance Sheet.
Fair value and cash flow hedges
The Group uses fair value hedges and cash flow hedges in its treasury activities. For the purposes of hedge accounting, hedges are classified either as fair value hedges (which entail hedging the exposure to movements in the fair value of a recognised asset or liability or an unrecognised firm commitment that could affect profit or loss) or cash flow hedges (which hedge exposure to fluctuations in future cash flows derived from a particular risk associated with a recognised asset or liability, or a highly probable forecast transaction that could affect profit or loss).
Where the conditions for hedge accounting are satisfied and the hedging instrument concerned is classified as a fair value hedge, any gain or loss stemming from the remeasurement of the hedging instrument to fair value is reported in the Consolidated Income Statement. In addition, any gain or loss on the hedged item which is attributable to the hedged risk is adjusted against the carrying amount of the hedged item and reflected in the Consolidated Income Statement. Where the adjustment is to the carrying amount of a hedged interest-bearing financial instrument, the adjustment is amortised to the Consolidated Income Statement with the objective of achieving full amortisation by maturity.
Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognised asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective part of any gain or loss on the derivative financial instrument is recognised as other comprehensive income, net of the income tax effect, with the ineffective portion being reported in the Consolidated Income Statement. The associated gains or losses that had previously been recognised as other comprehensive income are transferred to the Consolidated Income Statement contemporaneously with the materialisation of the hedged transaction.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. At that point in time, any cumulative gain or loss on the hedging instrument recognised as other comprehensive income remains there until the forecast transaction occurs. If a hedged transaction is no longer anticipated to occur, the net cumulative gain or loss previously recognised as other comprehensive income is transferred to the Consolidated Income Statement in the period.
Net investment hedges
Where foreign currency swaps provide a hedge against a net investment in a foreign operation, and the hedge is deemed to be effective, foreign exchange differences are taken directly to a foreign currency translation reserve. The ineffective portion of any gain or loss on the hedging instrument is recognised immediately in the Consolidated Income Statement. Cumulative gains and losses remain in equity until disposal of the net investment in the foreign operation at which point the related differences are transferred to the Consolidated Income Statement as part of the overall gain or loss on sale.

Share capital and dividends
Share capital and dividends – Notes 29 and 11

Treasury Shares and own shares
Ordinary Shares acquired by the Parent Company through the share buyback programme (Treasury Shares) or purchased by the Employee Benefit Trust on behalf of the Parent Company under the terms of the Performance Share Plans and the Restricted Share Plan (own shares) are deducted from equity and presented on the face of the Consolidated Balance Sheet. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Parent Company’s Ordinary Shares. A financial liability is recorded if a contractual obligation to repurchase shares exists at the balance sheet date.
Dividends
Dividends on Ordinary Shares are recognised as a liability in the Consolidated Financial Statements in the period in which they are declared by the Parent Company and approved by shareholders in respect of final dividends.
Other Reserves
Other Reserves primarily comprise reserves relating to the Group’s share-based payments expense.

Foreign currency translation
Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in US Dollar, which is the presentation currency of the Group. The functional currency of the Parent Company is euro.
Transactions in foreign currencies are recorded at the rate of exchange in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange in effect at the balance sheet date. All currency translation differences are taken to the Consolidated Income Statement with the exception of all monetary items that provide an effective hedge for a net investment in a foreign operation. These are recognised in other comprehensive income until the disposal of the net investment, at which time they are recognised in the Consolidated Income Statement.
Results and cash flows of subsidiaries, joint ventures and associates with non-US
Dollar functional currencies have been translated into US Dollar at average exchange rates for the year, and the related balance sheets have been translated at the rates of exchange in effect at the balance sheet date. Adjustments arising on translation of the results and net assets of non-US
Dollar subsidiaries, joint ventures, associates and joint operations are recognised in a separate translation reserve within equity, net of differences on related currency borrowings. All other translation differences are taken to the Consolidated Income Statement. Goodwill and fair value adjustments arising on acquisition of a foreign operation are regarded as assets and liabilities of the foreign operation and are translated accordingly.
The principal exchange rates used for the translation of results, cash flows and balance sheets into US Dollar were as follows:

	Average			Year-end
US Dollar 1 =	2021	2020	2019	2021	2020
Brazilian Real	5.3968	5.1568	3.9423	5.5716	5.1941

Canadian Dollar	1.2538	1.3412	1.3269	1.2716	1.2751

Chinese Renminbi	6.4493	6.9010	6.9098	6.3513	6.5404

Danish Krone	6.2919	6.5388	6.6691	6.5652	6.0650

Euro	0.8460	0.8771	0.8933	0.8829	0.8151

Hungarian Forint	303.3739	307.9331	290.5732	325.9300	296.8600

Indian Rupee	73.9391	74.1177	70.4208	74.3009	73.0706

Philippine Peso	49.2983	49.6071	51.7955	50.9800	48.0300

Polish Zloty	3.8633	3.8971	3.8389	4.0579	3.7166

Pound Sterling	0.7270	0.7798	0.7841	0.7417	0.7320

Romanian Leu	4.1641	4.2432	4.2388	4.3692	3.9683

Serbian Dinar	99.4732	103.1510	105.2592	103.7590	95.8751

Swiss Franc	0.9145	0.9387	0.9937	0.9119	0.8806

Ukrainian Hryvnia	27.2588	26.9857	25.8045	27.2850	28.3242